FINANCE INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2019
Finance Income And Expenses
FINANCE INCOME AND EXPENSES
IN MILLIONS OF USD	2019	2018	2017
FINANCE INCOME

Interest income on bank deposits	3.5	2.5	1.8
Interest on sublease receivables	0.7	–	–
Other financial income	0.5	–	0.1
Interest income on financial assets	4.7	2.5	1.9

Total finance income	4.7	2.5	1.9

FINANCE EXPENSES

Interest on loans	(29.2)	(30.2)	(29.4)
Interest on lease obligations	(56.2)	–	–
Other financial expenses	(3.5)	(0.4)	(0.5)
Interest expense on financial liabilities	(88.9)	(30.6)	(29.9)

Interest expense	(0.2)	(0.4)	(0.3)
Interest and other financial expenses	(0.2)	(0.4)	(0.3)

Share of result of associates	(2.5)	–	–

Total finance expenses	(91.6)	(31.0)	(30.2)

Foreign exchange gain / (loss)	0.3	(0.9)	0.5

Financial result	(86.6)	(29.4)	(27.8)